Investments (Credit Quality Indicators For Commercial Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Mortgage Loans Credit Quality [Line Items]
Amortized Cost	$ 16,923	$ 17,072
Loan-to-value ratio, less than 65% [Member]
Mortgage Loans Credit Quality [Line Items]
Amortized Cost	16,419	16,048
Loan-to-value ratio, 65% to 75% [Member]
Mortgage Loans Credit Quality [Line Items]
Amortized Cost	473	955
Loan-to-value ratio, 75% to 100% [Member]
Mortgage Loans Credit Quality [Line Items]
Amortized Cost	$ 31	$ 69